INVESTMENT INCOME - Additional information (Details) - Shanghai SECCO ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Disclosure of subsidiaries [line items]
Percentage of equity interest transferred	15.00%
Consideration for transfer	¥ 10,863
Percentage of equity held by the Company	50.00%
Investment income from disposal	¥ 13,697
Sinopec Qingdao Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Percentage of equity interest transferred	35.00%